Subsequent Event - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	May 11, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 22, 2015
Subsequent Event [Line Items]
Ordinary shares, shares authorized		499,580,000	499,580,000
Subsequent Event
Subsequent Event [Line Items]
Ordinary shares, authorized value				$ 500,000
Ordinary shares, shares authorized				5,000,000,000
Subsequent Event | 2018 Convertible Notes
Subsequent Event [Line Items]
Aggregate principal amount of Convertible Senior Notes being converted	$ 4,030
Subsequent Event | 2018 Convertible Notes | Common Stock
Subsequent Event [Line Items]
Ordinary shares issued upon conversion of Senior Notes	26,062,672